PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COST
Beginning balance	$ 55,760,000	$ 54,262,000
Additions/ Transfers	2,829,000	1,488,000
Effect of movements in exchange rates	10,000	10,000
Ending balance	58,599,000	55,760
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	22,924,000	20,914	$ 18,604
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	2,010,000	2,310,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	35,675,000	34,846,000	35,658,000
Mill machinery and processing equipment [Member]
COST
Beginning balance	17,483,000	17,554,000
Additions/ Transfers	1,130	(71)
Effect of movements in exchange rates	0	0
Ending balance	18,613,000	17,483
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	6,667	5,297
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	1,370,000	1,284,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	11,946,000	12,186,000	13,541,000
Office equipment, furniture, and fixtures [Member]
COST
Beginning balance	563,000	524,000
Additions/ Transfers	31	34
Effect of movements in exchange rates	1	5,000
Ending balance	595,000	563
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	294	187
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	107,000	103,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	301,000	376,000	440,000
Mine machinery and transportation equipment [Member]
COST
Beginning balance	12,955,000	12,919,000
Additions/ Transfers	1,285	36
Effect of movements in exchange rates	0	0
Ending balance	14,240,000	12,955
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	4,944	4,907
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	37,000	53,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	9,296,000	8,048,000	8,065,000
Buildings [member]
COST
Beginning balance	11,263,000	9,287,000
Additions/ Transfers	508	1,976
Effect of movements in exchange rates	7	0
Ending balance	11,778,000	11,263
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	1,896	1,624
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	272,000	250,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	9,882,000	9,639,000	7,913,000
Mining Property [Member]
COST
Beginning balance	13,149,000	13,637,000
Additions/ Transfers	(113)	(493,000)
Effect of movements in exchange rates	2	5
Ending balance	13,038,000	13,149
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	8,856	8,643
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	213,000	577,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	4,182,000	4,506,000	5,571,000
Computer equipment [member]
COST
Beginning balance	347,000	341,000
Additions/ Transfers	(12)	6
Effect of movements in exchange rates	0	0
Ending balance	335,000	347
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	267	256
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	11,000	43,000
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates	0	0
NET BOOK VALUE
Plant, equipment and mining properties	$ 68,000	$ 91,000	$ 128,000